RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES
NOTE 12 - RELATED PARTIES:

a.	Balances:

As of December 31, 2025 and 2024, the Company had a short-term accrual in the amount of $130 thousand and $232 thousand, pursuant to the compensation policy regarding the Chief Executive Officer’s annual bonus. Also, as of December 31, 2024, the Company had a short-term accrual in the amount of $165 thousand, for post-retirement benefits of the outgoing Chief Executive Officer.

b.	Transactions:

During the years ended December 31, 2025, 2024 and 2023, the Company recorded salary expenses, cash bonus and directors’ fees to its related parties in the amount of $623 thousand, $762 thousand and $598 thousand, respectively.